Shareholders' Equity - Declared Quarterly Cash Dividends on Common Stock (Details) - $ / shares	Jan. 21, 2016	Oct. 22, 2015	Jul. 23, 2015	Apr. 16, 2015	Feb. 10, 2015
Class of Stock [Line Items]
Common dividends (in dollars per share)		$ 0.05	$ 0.05	$ 0.05	$ 0.05
Subsequent Event
Class of Stock [Line Items]
Common dividends (in dollars per share)	$ 0.05